CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Feb. 28, 2019 CNY (¥) shares	Feb. 28, 2019 USD ($) $ / shares shares	Feb. 28, 2018 $ / shares	Feb. 28, 2018 CNY (¥) shares
Amounts due to related parties	¥ 10,719	$ 1,602		¥ 390
Deferred revenue	87,870	13,132		¥ 90,101
Deferred tax liabilities	¥ 10,903	$ 1,629
Ordinary shares, par value | $ / shares		$ 0.0001	$ 0.0001
Ordinary shares, authorized | shares	500,000,000	500,000,000		500,000,000
Ordinary shares, issued | shares	24,066,033	24,066,033		24,026,591
Ordinary shares, outstanding | shares	24,066,033	24,066,033		24,026,591
VIEs
Amounts due to related parties	¥ 10,719			¥ 390
Accrued expenses and other current liabilities without recourse	50,953			23,033
Income tax payable without recourse	3,659			10,603
Deferred revenue	87,870			90,101
Deferred tax liabilities	¥ 10,903